                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   MARCH 31, 2000
                                                 --------------

Check here if Amendment [X ]; Amendment Number: 5
                                               ----------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND 21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ MARK D. LERNER           BALTIMORE, MARYLAND       8/14/01
           ----------------------       ----------------------    -------------
                 [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    4
                                           ------------------------------

Form 13F Information Table Value Total:    $27,626
                                           ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]

NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------    ---------    --------      ----------------------  --------     --------    ---------------------
                       TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CNA SURETY             COMMON       12612L108       348        25,000      SH           SOLE                   SOLE
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CIRCLE.COM             COMMON       832914204     5,902       715,450      SH           SOLE                   SOLE
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DELTA PINE LAND        COMMON       247357106    15,962       808,200      SH           SOLE                   SOLE
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THERMO
CARDIO SYSTEMS         COMMON       88355K200     5,414       386,700      SH           SOLE                   SOLE
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